SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

LMP Corporate Loan Fund Inc.

55 Water Street

New York, New York 10041

(888) 777-0102

under the

Investment Company Act of 1940

Investment Company Act File No.  811-08985

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that, pursuant to permission granted by the Commission staff, it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption.

1.

Title of the class of securities of LMP Corporate Loan Fund Inc. (the “Fund”) to be redeemed:

Series A Auction Rate Cumulative Preferred Stock, liquidation preference $25,000 per share (CUSIP # 50208B209)(the “Series A Shares”).

Series B Auction Rate Cumulative Preferred Stock, liquidation preference $25,000 per share (CUSIP # 50208B308)(the “Series B Shares”, and together with the Series A Shares, the “Shares”).

2.

The date on which the securities are to be called or redeemed:

The Series A Shares will be redeemed on September 11, 2008.

The Series B Shares will be redeemed on September 18, 2008.

3.

The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

2

The Shares are to be redeemed pursuant to Section 3(a)(i) of the Fund’s Articles Supplementary Creating and Fixing the Rights of the Auction Rate Cumulative Preferred Stock.

4.

The principal amount or number of shares to be redeemed and the basis upon which the securities to be redeemed are to be selected.

The Fund will redeem 1,000 of the 1,700 Series A Shares outstanding at a total dollar amount redeemed of approximately $25 million and 1,000 of the 1,700 Series B Shares outstanding at a total dollar amount redeemed of approximately $25 million.

The Depository Trust Company (“DTC”), holder of record of the Shares, determines by random lottery how the redemption will be allocated among each participant broker-dealer account that holds Shares and each participant broker-dealer determines how to allocate each redemption among the holders of the Shares held by it.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this  18th day of August, 2008.

LMP CORPORATE LOAN FUND INC.

By:

/S/ R. JAY GERKEN

Name:

R. Jay Gerken

Title:

President and Chief Executive Officer